Tax - Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Tax
UK corporation tax	25.00%	25.00%
Profit before tax	£ 3,585	£ 3,029
Expected tax charge	(896)	(757)
Losses and temporary differences in period where no deferred tax assets recognised	(4)	(10)
Foreign profits and losses taxed at other rates	21	17
losses on disposals and write-downs	5	(9)
UK bank levy	(17)	(16)
regulatory and legal actions	(16)	(3)
other disallowable items	(14)	(17)
RPI-related uplift on index-linked gilts	9	18
other non-taxable items	15	4
Taxable foreign exchange movements	(3)	2
Unrecognised losses bought forward and utilised	18	12
Net increase in the carrying value of deferred tax assets in respect of UK losses	26
Banking surcharge	(95)	(81)
Pillar 2 top-up tax		(11)
Tax on paid-in equity dividends	40	33
Adjustments in respect of prior years	1	17
Actual tax charge	(910)	£ (801)
Deferred tax liability	(92)		£ (99)
Deferred tax asset	(1,521)		(1,876)
Total losses carried forward
Tax
Deferred tax asset	£ (953)		£ (1,106)